Share capital	9 Months Ended
Jun. 30, 2026
Share capital
Share capital

12. Share capital

a. Authorized and issued capital stock

		Common Shares
	Note	Number	Amount
Balance, September 30, 2024		34,137,665	$116,408
Issuance of shares	(i)	5,951,250	11,582
Exercise of options		18,000	72
Balance, June 30, 2025		40,106,915	128,062
Transfer from contributed surplus		-	2,080
Exercise of warrants	(ii)	845,000	3,249
Exercise of options		1,157,005	1,475
Balance, September 30, 2025		42,108,920	134,866
Issuance of shares	(iii)	5,405,000	25,845
Exercise of warrants	(iv) (v)	1,487,841	1,174
Exercise of options	12(b)	997,136	3,503
Transfer from contributed surplus		-	6,611
Balance, June 30, 2026		49,998,897	$171,999

i.	The Company issued 5,951,250 common shares at $2.15 for a total equity raise of $11,789 and share issuance cost of $207. The proceeds were recognized net of legal and consulting fees.
ii.

On August 11, 2025, the warrants classified as derivative warrants were exercised by the investors at the price of CDN 5.30. As a result, the Company received US $3,249 in total proceeds. Fair valuation was done under Black Scholes model and the assumptions on the date of exercise included Risk-free interest rate (based on U.S. government bond yields) of 2.68%, expected volatility of the market price of shares (based on historical volatility of share price) of 65.05%, and the expected warrant life (in years) of 0.24 years.

iii.

The Company issued 5,405,000 common shares at $4.862 for a total equity raise of $26,079 (including fees of $200 paid to underwriters and $234 paid for legal services; 705,000 common shares issued pursuant to the full exercise of the over-allotment option at the offering price). The proceeds were recognised net of the legal and consulting fees.

iv.

On November 07, 2025, the warrants classified as derivative warrants were exercised by the investors at the price of CDN 5.30. As a result, the Company received US $255 in total proceeds. Fair valuation was done under Black Scholes model and the assumptions on the date of exercise included Share price CDN 7.54, Risk-free interest rate (based on U.S. government bond yields) of 2.42%, expected volatility of the market price of shares (based on historical volatility of share price) of 72.30%, and the expected warrant life (in years) of 0 years. A revaluation gain of $35 was recognized in finance cost and $109 were transferred from derivative liability to share capital.

v.

Dr. Sankar Das Gupta, Chairman and a director of the Company, exercised 1,420,000 warrants at an exercise price of Cdn $0.90 per share. As a result, the Company issued 1,420,000 common shares and increased its issued and outstanding share capital accordingly. Accordingly, an amount of $4,725 is reclassed from warrants to share capital as presented in condensed interim consolidated statements of changes in equity.

b. Stock Options

Options to purchase common shares of the Company under its stock option plan may be granted by the Board of Directors of the Company to certain full-time and part-time employees, directors and consultants of the Company and its affiliates. Stock options are non-assignable and may be granted for terms of up to 10 years. Stock options vest at various periods from zero to three years. As a result of the reverse stock split, every five options were consolidated into one option without any action from option holders, reducing the number of outstanding options from approximately 23.5 million to 4.7 million.

On February 17, 2021, at a Special Meeting of the Shareholders, a resolution was passed to (i) authorize amendments to the Company’s Stock Option Plan to increase the maximum number of common shares issuable upon the exercise of stock options thereunder from 3,020,000 to 4,600,000.

On March 25, 2022, at a Special Meeting of the Shareholders, a resolution was passed to (i) authorize amendments to the Company’s Stock Option Plan to increase the maximum number of common shares issuable upon the exercise of stock options thereunder from 4,600,000 to 6,000,000.

	Number outstanding	Weighted average exercise price
Outstanding, September 30, 2024	4,880,288	2.52
Exercised during the period	(18,000)	3.25
Expired during the period	(31,499)	3.42
Granted	514,000	2.50
Outstanding, June 30, 2025	5,344,789	2.58
Exercised during the period	(1,157,005)	1.31
Expired during the period	(2,900)	3.34
Granted	370,000	3.37
Outstanding, September 30, 2025	4,524,884	3.44
Exercised during the period	(997,136)	3.45
Expired during the period	(10,598)	3.56
Granted	1,897,000	7.41
Outstanding, June 30, 2026	5,414,150	4.76

As on June 30, 2026

Exercise price		Number Outstanding	Weighted average remaining life (years)	Number exercisable	Weighted average exercise price
$7.41	(Cdn10.53)	1,897,000	9.77	63,333	7.41
$2.39	(Cdn3.4)	504,000	8.78	270,221	2.39
$3.29	(Cdn4.68)	388,332	7.76	271,682	3.29
$3.77	(Cdn5.35)	956,332	6.78	356,332	3.77
$2.01	(Cdn2.85)	215,000	5.97	215,000	2.01
$4.05	(Cdn5.75)	20,000	5.42	20,000	4.05
$3.52	(Cdn5)	1,167,667	5.20	367,667	3.52
$2.32	(Cdn3.3)	98,518	4.20	98,518	2.32
$1.06	(Cdn1.5)	24,000	3.09	24,000	1.06
$0.99	(Cdn1.4)	47,180	1.65	47,180	0.99
$4.29	(Cdn6.1)	5,000	1.09	5,000	4.29
$7.50	(Cdn10.65)	91,121	0.50	91,121	7.50
		5,414,150		1,830,054	3.37

As on June 30, 2025

Exercise price		Number Outstanding	Weighted average remaining life (years)	Number exercisable	Weighted average exercise price
$2.50	(Cdn3.4)	484,000	9.78	133,333	2.50
$3.44	(Cdn4.68)	441,000	8.76	205,007	3.44
$3.93	(Cdn5.35)	1,002,000	7.78	281,676	3.93
$2.09	(Cdn2.85)	298,000	6.97	298,000	2.09
$4.22	(Cdn5.75)	20,000	6.41	20,000	4.22
$3.67	(Cdn5)	1,494,667	6.20	694,667	3.67
$2.42	(Cdn3.3)	270,268	5.20	270,268	2.42
$1.10	(Cdn1.5)	1,024,000	4.08	1,024,000	1.10
$1.03	(Cdn1.4)	116,566	2.65	116,566	1.03
$4.48	(Cdn6.1)	10,667	2.09	10,667	4.48
$7.82	(Cdn10.65)	101,121	1.50	101,121	7.82
$2.90	(Cdn3.95)	9,600	0.62	9,600	2.90
$2.53	(Cdn3.45)	72,900	0.25	72,900	2.53
		5,344,789		3,237,805	2.58

For the options exercised, the share price at the time of exercise was between CDN $6.02-$17.06. Total stock-based compensation expense recognized during the three and nine months period ended June 30, 2026 was $2,382 and $2,781 (June 30, 2025: $543 and $1,246).

The Company amortize the estimated grant date fair value of stock options to expense over the vesting period (generally three years). The grant date fair value of outstanding stock options was determined using the Black-Scholes option pricing model which uses highly subjective and complex assumptions, including the option’s expected term and the price volatility of the underlying stock based on historical stock prices, to determine the fair value of the option.

c. Warrants

Details of Share Warrants

	Number Outstanding	Exercise Price
Outstanding, September 30, 2024	1,420,000	$0.63
Outstanding, June 30, 2025	1,420,000	$0.63
Outstanding, September 30, 2025	1,420,000	$0.63
Outstanding, June 30, 2026	-	-

Additionally, the number of derivative warrants at June 30, 2026 were NIL (September 30, 2025: 67,841).

The grant date fair value of outstanding share warrants was determined using the Black-Scholes pricing model using the following assumptions in the year of the grant:

Risk-free interest rate (based on U.S. government bond yields) of NIL (June 30, 2025: 2.62%), expected volatility of the market price of our shares (based on historical volatility of our share price) of NIL (June 30, 2025: 53.46%) and the expected warrant life (in years) of NIL (June 30, 2025: 0.36). A 10% change in any assumption would result in the change in derivative warrant liability between NIL (June 30, 2025: ($40)) and NIL (June 30, 2025: $40).

Warrant continuity schedule is as follows:

	Units	Fair Value
Closing balance (September 30, 2024)	912,841	$155
Warrants exercised as on August 11, 2025	(845,000)	(926)
Fair value adjustment	-	915
Closing balance (September 30, 2025)	67,841	144
Warrants exercised on November 30, 2025	(67,841)	(109)
Fair value adjustment	-	(35)
Closing balance (June 30, 2026)	-	$-